Fair Value Quantitative and Qualitative Disclosures - Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation (Detail) - Discounted cash flow [member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets	$ 192,340	$ 981,123
Valuation technique	Income approach (discounted cash flow)	Income approach (discounted cash flow)
Significant unobservable inputs	Discount rate in pesos	Discount rate in pesos
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of Level 3 Assets	$ 622,719	$ 1,004,902
Valuation technique	Income approach (discounted cash flow)	Income approach (discounted cash flow)
Significant unobservable inputs	Discount rate in pesos	Discount rate in pesos
Minimum Average Term [member] | Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	48.07	67.04
Minimum Average Term [member] | Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	39.27	68.21
Maximum Average Term [member] | Debt securities of financial trusts [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	73.39	75.48
Maximum Average Term [member] | Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Off range of inputs high	44.97	76.27